ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

Class A Shares	EVOAX
Class C Shares	EVOCX
Class I Shares	EVOIX
Class N Shares	EVONX

(a series of Northern Lights Fund Trust)

Supplement dated April 6, 2022, to the Prospectus dated October 28, 2021

Effective April 1, 2022, Antolin Garza resigned as a portfolio manager for the Fund. The following changes are hereby made to the Fund’s Prospectus:

The section of the Prospectus in “FUND SUMMARY” entitled “Investment Adviser Co-Portfolio Managers” on page 8 is hereby deleted and replaced with the following:

Investment Adviser Portfolio Manager: Matthew Osborne, Founder and Chief Investment Officer of Altegris Advisors, LLC, has served the Fund as a Portfolio Manager since it commenced operations in 2011.

The section of the Prospectus in “MANAGEMENT” entitled “Investment Adviser Co-Portfolio Managers” on pages 18 and 19 is hereby deleted and replaced with the following:

INVESTMENT ADVISER PORTFOLIO MANAGER:

Matthew Osborne

Founder, Chief Executive Officer and Chief Investment Officer

Mr. Osborne is a Founder of the Adviser and since February 2021 has served as its Chief Executive Officer. He has also served as the Adviser’s Chief Investment Officer since January 2016. Mr. Osborne was previously its Executive Vice President from February 2010 to June 2015, and Co-President from June 2015, to January 2016. From July 2002 to December 2014, he also served as Director and Vice President of Altegris Funds. He also serves as a manager and Executive Vice President of Altegris Clearing Solutions and, until December 2014, of Altegris Futures. Mr. Osborne brings more than 30 years of international business and financial market experience to his role in directing the managed futures strategies and related strategic initiatives for the Adviser. Mr. Osborne was Director of Research for the Managed Investments Division of Man Financial. Previous to his role at Man Financial, Mr. Osborne served as Investment Manager for a family office in his native New Zealand where he was responsible for formulating investment policies and implementing a global asset allocation program that specialized in alternative investment strategies such as hedge funds and managed futures.

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The information in this supplement contains new and additional information beyond that in the Fund’s Prospectus and Statement of Additional Information (“SAI”), dated October 28, 2021, as amended. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND

Class A Shares	EVOAX
Class C Shares	EVOCX
Class I Shares	EVOIX
Class N Shares	EVONX

(a series of Northern Lights Fund Trust)

Supplement dated April 6, 2022, to the Statement of Additional Information dated October 28, 2021

Effective April 1, 2022, Antolin Garza resigned as a portfolio manager for the Fund. The following changes are hereby made to the Fund’s Statement of Additional Information:

The section of the Statement of Additional Information entitled “Portfolio Managers” on page 48 is deleted and replaced with the following:

PORTFOLIO MANAGER

Matthew Osborne of the Adviser serves as Portfolio Manager of the Fund. As of April 1, 2022, he was responsible for the portfolio management of the following types of accounts in addition to the Fund:

Matthew C. Osborne
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The sections titled “Compensation” and “Ownership of Securities” on page 49 are deleted and replaced with the following:

Compensation

Matthew Osborne, in addition to being the Portfolio Manager to the Fund, is a partial equity owner of the Adviser’s parent company and a senior executive of the Adviser. As such, he is compensated primarily through ownership distributions from the Adviser’s parent company and may receive additional compensation dependent on the future profitability of the Adviser and its affiliates.

Ownership of Securities

The following table shows the dollar range of equity securities owned by each Portfolio Manager of the Fund as of April 1, 2022.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Matthew C. Osborne	None

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The information in this supplement contains new and additional information beyond that in the Fund’s Prospectus and Statement of Additional Information (“SAI”), dated October 28, 2021, as amended. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.